Loans and Borrowings (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans And Borrowings
Bank guarantees	R$ 195,798	R$ 207,006
Average cost percentage	1.63%	1.64%
Mortgage guarantees		R$ 6,604
Principal amount	R$ 2,213,301
Interest and others	R$ 92,341
Debentures description	This amount was allocated mainly to: (i)R$978,268 in principal and R$40,685 in interest and others in Debentures and CRA; (ii) R$105,735 in principal, R$574 in interest and others, and R$1,212 in premium on the repurchase of Bonds 2026 and 2030; (iii) R$1,129,298 in principal and R$52,294 in interest and other amounts in bilateral lines.